Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade accounts receivable	$ 1,854	$ 1,659
Allowances for expected credit losses	(84)	(77)
Trade receivables	$ 1,770	$ 1,582